FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period			$ (9,115)
Additions			(375)
Payments			996
Remeasurement loss	$ (27)	$ 24	(179)	$ 61
Foreign exchange impact			(89)
Balance at end of period	$ (8,762)		$ (8,762)